Going Concern Uncertainties and Liquidity Requirements	9 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern Uncertainties and Liquidity Requirements

Note 2. Going Concern Uncertainties

During this financial reporting period, the Company reported revenues representing a significant historical increase over previous fiscal periods which we do not consider nominal as compared to previously disclosed revenues. Although our revenues are now growing, we are still not generating positive operational cash flow.

The Company has an accumulated deficit of $11,329,224 as of May 31, 2021. Furthermore, as shown in the accompanying financial statements for nine months ended May 31, 2021, the Company had a net loss of $5,179,957 and used cash in operations of $1,186,087. The Company expects to incur additional losses as it executes its business strategy in the cannabis, hemp and cannabinoid marketplaces. The Company will be subject to the risks, uncertainties, and difficulties frequently encountered by early-stage companies. The Company may not be able to successfully address any or all of these risks and uncertainties. Failure to adequately do so could cause the Company’s business, results of operations, and financial condition to suffer. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance date of these financial statements.

The Company’s ability to continue as a going concern is an issue due to its net losses and negative cash flows from operations, and its need for additional financing to fund future operations. Management plans to obtain necessary funding from outside sources and through the sales of Company shares. There can be no assurance that such funds, if available, can be obtained on terms reasonable to the Company. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that may result from the outcome of this uncertainty.

Based on the Company’s current level of expenditures, management believes that cash on hand is not adequate to fund operations for the next twelve months. Management of the Company is estimating approximately $2,500,000 will be required over the next twelve months to fully execute its business strategy. These can be no assurance the Company will be able to obtain such funds.

NOTE 2 – Going Concern Uncertainties and Liquidity Requirements

During financial reporting period ending August 31, 2020, the Company generated $27,004 in revenues, has an accumulated deficit of $6,056,949, and does not have positive cash flows from operating activities. The Company expects to incur additional losses as begins to execute its business strategy in the cannabinoid marketplace. The Company will be subject to the risks, uncertainties, and difficulties frequently encountered by early-stage companies. The Company may not be able to successfully address any or all of these risks and uncertainties. Failure to adequately do so could cause the Company’s business, results of operations, and financial condition to suffer. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance date of these financial statements.

The Company’s ability to continue as a going concern is an issue due to its net losses and negative cash flows from operations, and its need for additional financing to fund future operations. Management plans to obtain necessary funding from outside sources and through the sales of Company shares. There can be no assurance that such funds, if available, can be obtained on terms reasonable to the Company. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that may result from the outcome of this uncertainty.

Based on the Company’s current level of expenditures, management believes that cash on hand is not adequate to fund operations for the next twelve months. Management of the Company is estimating approximately $1,000,000 will be required over the next twelve months to fully execute its business strategy. These can be no assurance the Company will be able to obtain such funds.